Financial Liabilities at Fair Value through Profit or Loss - Schedule of Issued Series of Convertible Preference Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 22, 2023
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Shares issued (in Shares)	3,954,000
Total issuance amount	$ 17,961,604
Total amount		$ 32,347,853	$ 26,911,070
Series A [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	671,000
Issuance date	2015.5.20~2016.7.20
Shares issued (in Shares)	671,000
Total issuance amount	$ 1,200,000
Share price (in Dollars per share)		$ 6.51762	$ 6.563968
Total amount		$ 4,374,631	$ 4,405,739
Series B [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	664,000
Issuance date	2016.10.31~2017.4.11
Shares issued (in Shares)	655,000
Total issuance amount	$ 1,869,000
Share price (in Dollars per share)		$ 7.671446	$ 6.739042
Total amount		$ 5,020,231	$ 4,410,061
Series B-1 [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	45,000
Issuance date	2017.11.9~2017.11.27
Shares issued (in Shares)	45,000
Total issuance amount	$ 180,000
Share price (in Dollars per share)		$ 8.209743	$ 6.806791
Total amount		$ 370,820	$ 307,451
Series C [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	791,000
Issuance date	2018.2.1~2019.3.14
Shares issued (in Shares)	791,000
Total issuance amount	$ 3,500,000
Share price (in Dollars per share)		$ 8.423361	$ 6.829142
Total amount		$ 6,662,455	$ 5,401,508
Series C-1 [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	484,000
Issuance date	2019.3.14~2019.10.2
Shares issued (in Shares)	484,000
Total issuance amount	$ 2,217,055
Share price (in Dollars per share)		$ 8.075899	$ 6.784503
Total amount		$ 3,906,631	$ 3,282,230
Series C-2 [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	196,000
Issuance date	2019.6.13~2019.10.2
Shares issued (in Shares)	195,000
Total issuance amount	$ 1,103,300
Share price (in Dollars per share)		$ 8.505116	$ 6.840327
Total amount		$ 1,662,560	$ 1,337,131
Series D-1 [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	465,000
Issuance date	2020.6.25
Shares issued (in Shares)	465,000
Total issuance amount	$ 3,300,000
Share price (in Dollars per share)		$ 9.674214	$ 7.083168
Total amount		$ 4,500,779	$ 3,295,335
Series D-2 [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	1,228,000
Issuance date	2020.11.19~2022.5.12
Shares issued (in Shares)	648,000
Total issuance amount	$ 4,592,249
Share price (in Dollars per share)		$ 9.035528	$ 6.906864
Total amount		$ 5,849,746	$ 4,471,615